Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	292,000	292,000	300,000
Preferred stock, shares outstanding	292,000	292,000	300,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	9,890,075	9,890,075	19,100
Common stock, shares outstanding	9,890,075	9,890,075	19,100